Risk and Capital Management - Summary of Risks of Insurance and Private Pension (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Group Accident Insurance [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 849	R$ 867	R$ 690
Retained premium	R$ 847	R$ 867	R$ 689
Retention	99.80%	100.00%	99.90%
Individual Accident [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 192	R$ 222	R$ 275
Retained premium	R$ 187	R$ 222	R$ 280
Retention	97.30%	100.00%	101.80%
Home insurance in market policies credit life [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 624	R$ 948	R$ 881
Retained premium	R$ 624	R$ 946	R$ 879
Retention	100.00%	99.80%	99.80%
Group life [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 956	R$ 948	R$ 934
Retained premium	R$ 955	R$ 947	R$ 937
Retention	99.90%	99.90%	100.30%